Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 0	$ 522,102	$ 508,114	$ 1,038,178	$ 5,446,465	$ 1,954,242
Expenses
Property operating	(49,931)	(158,595)	(165,256)	(318,090)	(1,299,145)	(434,773)
Management fees	(5,186)	(20,868)	(24,790)	(41,856)	(213,387)	(84,656)
Depreciation and amortization	0	(164,536)	(183,636)	(328,211)	(1,708,087)	(1,288,261)
General and administrative	0	0	0	0	(198,806)	(148,179)
Asset management and oversight fees to affiliates	0	(8,309)	(8,040)	(16,617)	(160,196)	(57,439)
Real estate taxes and insurance	0	(89,353)	(95,349)	(178,804)	(973,402)	(345,443)
Equity in operating (loss) earnings of unconsolidated joint ventures	0	20,957	0	0
Acquisition costs					(635)	(1,132,518)
Operating (Loss) Earnings	(55,117)	101,398	31,043	154,600	892,807	(1,537,027)
Gain on business combination					0	1,242,964
Gain on sale of joint venture interest	0	0	1,006,359	0
Loss on early extinguishment of debt	0	0	(879,583)	0
Interest, net	2	(121,952)	(148,894)	(244,137)	(1,249,353)	(426,752)
Loss from discontinued operations	$ (55,115)	$ (20,554)	$ 8,925	$ (89,537)	$ (356,546)	$ (720,815)